Income Taxes - Balance Sheet Location (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosures [Line Items]
Current deferred taxes	$ (162,336)	$ (161,445)	$ (86,004)
Non-current deferred taxes	$ 1,552,461	1,522,357	1,487,005
Total		1,360,912	1,401,001
Subsidiaries [Member]
Income Tax Disclosures [Line Items]
Current deferred taxes		(208,447)	(141,058)
Non-current deferred taxes		1,649,857	1,584,850
Total		$ 1,441,410	$ 1,443,792